VESSELS UNDER CAPITAL LEASE, NET (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2017	Mar. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Accumulated Depreciation
Depreciation					$ (70,139)	$ (73,321)
Gain (loss) on termination of vessel leases					8,327	$ 0
Ship Finance International Limited [Member]
Cost
Impairment				$ (21,200)
Accumulated Depreciation
Gain (loss) on termination of vessel leases	$ (12,200)		$ (12,200)	20,600
Ship Finance International Limited [Member] | Front Century [Member]
Cost
Lease termination					24,600
Accumulated Depreciation
Gain (loss) on termination of vessel leases		$ 20,600		20,600
Assets Held under Capital Leases [Member]
Cost
Beginning balance				607,449	607,449
Lease termination					(47,188)
Impairment					(44,440)
Ending balance			515,821		515,821
Accumulated Depreciation
Beginning balance				$ (71,016)	(71,016)
Lease termination					3,394
Depreciation					(36,046)
Impairment					23,193
Ending balance			(80,475)		(80,475)
Net Carrying Value			$ 435,346		$ 435,346		$ 536,433